SHARE CAPITAL	12 Months Ended
Mar. 31, 2020
Disclosure of classes of share capital [abstract]
SHARE CAPITAL

12.	SHARE CAPITAL

(a) Authorized

Unlimited number of common shares without par value. All shares issued as at March 31, 2020 and 2019 were fully paid.

(b) Share-based compensation

The Company has a share-based compensation plan (the “Plan”) which consists of stock options, restricted share units (the “RSUs”) and performance share units (the “PSUs”). The Plan allows for the maximum number of common shares to be reserved for issuance on any share-based compensation to be a rolling 10% of the issued and outstanding common shares from time to time. Furthermore, no more than 3% of the reserve may be granted in the form of RSUs and PSUs.

For the year ended March 31, 2020, a total of $2,669 (year ended March 31, 2019 - $1,896) in share-based compensation expense was recognized and included in the general and administrative and exploration and business development expenses on the consolidated statements of income.

(i) Stock options

The following is a summary of option transactions:

		Weighted average
		exercise price per
	Number of shares	share CAD$
Balance, April 1, 2018	8,146,799	$2.15
Option granted	1,815,000	3.10
Options exercised	(2,812,496)	0.87
Options forfeited	(164,075)	3.34
Options expired	(504,312)	3.27
Balance, March 31, 2019	6,480,916	$2.86
Options exercised	(3,833,406)	2.78
Options forfeited	(123,750)	3.29
Options expired	(100,000)	1.75
Balance, March 31, 2020	2,423,760	$3.00

The following table summarizes information about stock options outstanding at March 31, 2020:

		Weighted average			Weighted
	Number of options	remaining	Weighted average	Number of options	average
Exercise price in	outstanding at	contractual life	exercise price in	exercisable at March	exercise price
CAD$	March 31, 2020	(Years)	CAD$	31, 2020	in CAD$
$1.43	201,260	0.17	$1.43	201,260	1.43
$2.60	565,000	1.63	$2.60	237,500	2.60
$3.23	561,250	0.95	$3.23	561,250	3.23
$3.36	402,500	0.51	$3.36	402,500	3.36
$3.40	693,750	1.40	$3.40	441,250	3.40
$1.43 - 3.40	2,423,760	1.10	$3.00	1,843,760	$3.02

Subsequent to March 31, 2020, a total of 61,250 options with exercise prices ranging from CAD$3.23 to CAD$3.40 were exercised.

(ii) RSUs

The following is a summary of RSUs transactions:

		Weighted average
		grant date closing
	Number of shares	price per share $CAD
Balance, April 1, 2019	-	$-
Granted	850,500	4.94
Cancelled	(31,750)	4.94
Distributed	(141,376)	4.94
Balance, March 31, 2020	677,374	$4.94

During the year ended March 31, 2020, a total of 850,500 RSUs were granted to directors, officers, and employees of the Company at grant date closing price of CAD$4.94 per share subject to a vesting schedule over a two-year term with 25% of the RSUs vesting every six months from the date of grant.

Subsequent to March 31, 2020, a total of 7,625 RSUs were distributed.

(c) Cash dividends declared

During the year ended March 31, 2020, dividends of $4,287 (year ended March 31, 2019 - $4,028) were declared and paid.

(d) Normal course issuer bid

On March 17, 2020, the Company announced a normal course issuer bid (“NCIB”) which allows it to acquire up to 8,670,104 of its own common shares until March 18, 2021.

(e) Earnings per share (basic and diluted)

		For the years ended March 31,
	2020			2019
	Income	Shares	Per-Share	Income	Shares	Per-Share
	(Numerator)	(Denominator)	Amount	(Numerator)	(Denominator)	Amount
Net income attributable to equity holders of the Company	$34,274			$39,724
Basic earnings per share	34,274	171,713,263	$0.20	39,724	168,483,412	$0.24
Effect of dilutive securities:
Stock options		2,366,124			1,903,581
Diluted earnings per share	$34,274	174,079,387	$0.20	$39,724	170,386,993	$0.23

Anti-dilutive options that are not included in the diluted EPS calculation were nil for the year ended March 31, 2020 (year ended March 31, 2019 - 3,123,000).